Share-based payments - Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development expenses	€ (240)
Selling and distribution expenses	(82)
General and administrative expenses	(383)
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development expenses	(369)	€ (1,840)
Selling and distribution expenses	(25)	(213)
General and administrative expenses	(230)	(3,135)	€ (6,074)
Total	€ (624)	€ (5,188)	€ (6,074)